Shareholders' Equity (Details Textual) (USD $)	6 Months Ended		12 Months Ended					1 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 05, 2013	Jun. 03, 2013	Jun. 30, 2013 Rights Offering [Member]	Dec. 31, 2013 Rights Offering [Member]	Mar. 31, 2013 Subsequent Event [Member]	Jun. 30, 2011 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Kings Gaming [Member]	Dec. 31, 2012 Kings Gaming [Member]	Jun. 30, 2013 Lam Man Pou and Vong Hon Kun [Member]	Jun. 30, 2013 Lam and Vong [Member]	May 24, 2013 Iao Kun [Member]	Mar. 31, 2013 2012 Repurchase Plan [Member]	Dec. 31, 2012 2012 Repurchase Plan [Member]	Dec. 31, 2013 2013 Repurchase Plan [Member]	Dec. 31, 2013 Audit Committee Chairman [Member]	Dec. 31, 2013 Audit Committee Other [Member]	Dec. 31, 2013 Compensation and Nominating Committee Chairman [Member]	Dec. 31, 2013 Compensation and Nominating Committee [Member]	Dec. 31, 2013 Director [Member]
Stockholders Equity Disclosure [Line Items]
Common Stock, Shares Authorized			500,000,000	200,000,000
Common Stock, Par value (in dollars per share)			$ 0.0001	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							20,225,582
Directors Compensation In Cash			$ 30,000
Directors Compensation In Common Stock Shares			20,000
Additional Annual Cash Compensation																					10,000	5,000	5,000	3,000
Directors Compensation In Cash For Atleast Hour																									1,000
Directors Compensation In Cash For Less Than Hour																									500
Director Fees Charged To Operations			497,000	497,000	479,962
Repurchase Of Common Stock Shares										726,053	26,300								1,273,947	732,900
Payments for Repurchase of Common Stock											124,207							2,728,912	4,166,483	2,295,849
Cash Dividend Description			During June 2011, the Board of Directors authorized a regular cash dividend of $0.10 per outstanding Ordinary Share each year after the release of the Companys financial results for the six months ending June 30, and, for each year after the release of the Companys annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Companys non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in the dividend payable after the release of the Companys 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share. Subsequent to the rights offering, the Board of Directors authorized a proportionate decrease in the dividend payable after the release of the Companys 6-month financial statements from $0.12 to $0.08 per outstanding ordinary share
Dividend Record Date Description			The record date for each periods dividend will be set by the Companys management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each periods dividend will be set by the Companys management to be as close as practicable to, but no less than, 10 days after the record date.
Preferred Stock, Shares Authorized			1,150,000	1,150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							3
Sale of Stock, Price Per Share						$ 4.07			$ 3.00						$ 4.50		$ 4.37
Sale of Stock, Percentage of Ownership after Transaction															34.00%	34.00%
Stock Issued During Period, Shares, New Issues								19,527,950				9,784,950
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			$ 2,067,809					$ 2,067,809				$ 0
Stock Issued During Period Shares New Issues One	3,103,000	12,050,000
Stock Issued During Period Shares New Issues Two	520,000	4,210,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Aug. 10, 2013								Jun. 30, 2012
Common Stock, Capital Shares Reserved for Future Issuance			8,288,990	6,539,600									700,000	1,200,000